Retirement Benefits - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2026
Defined Benefit Plan Disclosure [Line Items]
Five-year smoothing of asset gains (losses)			5 years
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss (gain)			$ 9,700
Pension Benefits | Forecast
Defined Benefit Plan Disclosure [Line Items]
Estimated Future Employer Contributions in Current Fiscal Year					$ 18,000
Supplemental Employee Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	$ 1,200	$ 2,300
Supplemental Employee Retirement Plan | Forecast
Defined Benefit Plan Disclosure [Line Items]
Estimated Future Employer Contributions in Current Fiscal Year					3,400
Other Benefits
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss (gain)			(208)	$ (194)
Employer contributions			$ 154	$ 179
Other Benefits | Forecast
Defined Benefit Plan Disclosure [Line Items]
Estimated Future Employer Contributions in Current Fiscal Year					$ 200
Puget Sound Energy
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution, percent			4.50%
Defined Contribution Plan, Interest Credit			4.00%
employer contribution [Member] | Puget Sound Energy
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution, percent			4.00%
employer contribution [Member] | UA represented [Member] | Puget Sound Energy | Collective Bargaining Arrangement Member [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution, percent			4.00%
employer contribution [Member] | IBEW represented [Member] | Puget Sound Energy
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution, percent			4.00%
employer contribution [Member] | IBEW represented [Member] | Puget Sound Energy | Collective Bargaining Arrangement Member [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution, percent			4.00%